Loans (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Total Commercial Loans
With no related allowance recorded:
Unpaid Principal
Recorded Investment
Average Recorded Investment
Interest income recognized
With an allowance recorded:
Unpaid Principal
Related allowance
Recorded Investment
Average Recorded Investment
Interest income recognized
Total
Unpaid Principal
Recorded Investment
Average Recorded Investment
Interest income recognized
Commercial Real Estate Construction
With no related allowance recorded:
Unpaid Principal		1,589
Recorded Investment		173
Average Recorded Investment		173
Interest income recognized
With an allowance recorded:
Unpaid Principal	1,589
Related allowance
Recorded Investment
Average Recorded Investment	173
Interest income recognized
Total
Unpaid Principal	1,589	1,589
Recorded Investment	173	173
Average Recorded Investment	173	173
Interest income recognized
Commercial Real Estate Other
With no related allowance recorded:
Unpaid Principal	1,789	4,869
Recorded Investment	1,788	4,535
Average Recorded Investment	1,894	5,084
Interest income recognized	104	138
With an allowance recorded:
Unpaid Principal	3,980	2,138
Related allowance	3,391	2,127
Recorded Investment	182	101
Average Recorded Investment	3,397	2,167
Interest income recognized	94	80
Total
Unpaid Principal	5,769	7,007
Recorded Investment	5,179	6,662
Average Recorded Investment	5,291	7,251
Interest income recognized	198	218
Consumer Real Estate
With no related allowance recorded:
Unpaid Principal	8	33
Recorded Investment	7	28
Average Recorded Investment	7	134
Interest income recognized
With an allowance recorded:
Unpaid Principal
Related allowance
Recorded Investment
Average Recorded Investment
Interest income recognized
Total
Unpaid Principal	8	33
Recorded Investment	7	28
Average Recorded Investment	7	34
Interest income recognized
Consumer Other
With no related allowance recorded:
Unpaid Principal		1
Recorded Investment		1
Average Recorded Investment		3
Interest income recognized
With an allowance recorded:
Unpaid Principal
Related allowance
Recorded Investment
Average Recorded Investment
Interest income recognized
Total
Unpaid Principal		1
Recorded Investment		1
Average Recorded Investment		3
Interest income recognized
One-to-Four Family Residential Real Estate
With no related allowance recorded:
Unpaid Principal	954	1,365
Recorded Investment	722	1,194
Average Recorded Investment	727	1,359
Interest income recognized	6
With an allowance recorded:
Unpaid Principal	53	616
Related allowance	30	616
Recorded Investment	5	141
Average Recorded Investment	30	642
Interest income recognized
Total
Unpaid Principal	1,007	1,981
Recorded Investment	752	1,810
Average Recorded Investment	757	2,001
Interest income recognized	$ 6